Lease - Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the allowance for doubtful accounts of finance lease receivables [Abstract]
Beginning balance	₩ 768	₩ 990
Bad debt expense	3,737	0
Reversal of allowance for doubtful accounts	0	(222)
Ending balance	₩ 4,505	₩ 768